Equity (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
At the beginning of the year		$ (1,344,008)
Remeasurement of defined benefit obligations net for income tax		277	$ 18	$ (307)
At the end of the year		(1,324,731)	(1,344,008)
Other Reserves
Disclosure of reserves within equity [line items]
At the beginning of the year		(1,344,008)	(1,344,022)	248,677
Change in participations	[1]	19,112	0	0
Distribution in cash from AIA		0	0	(36,076)
Non-cash distribution from AIA	[2]	0	0	(49,960)
Cash contribution from AIA		0	0	496
Fair value adjustments	[3]	0	0	(1,506,867)
Remeasurement of defined benefit obligations net for income tax		165	14	(292)
At the end of the year		$ (1,324,731)	$ (1,344,008)	$ (1,344,022)

[1]	This consists mainly in change in participations in Italian subsidiaries, see Note 24 f).
[2]	This corresponds to distributions of dividends in kind from AIA to its former shareholder.
[3]	This corresponds to the fair value of the contribution in shares (see footnote 1 in note 24.a) above), as the subsidiaries contributed were retroactively combined in the combined financial statements as of December 31, 2016.